Symetra DoubleLine® Emerging Markets Income Fund
Summary Prospectus

April 30, 2013

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://www.symetra.com/funds.  You may also obtain this information at no cost by calling 1-800-SYMETRA (1-800-796-3872).  The Fund's Prospectus and Statement of Additional Information dated April 30, 2013, are incorporated by reference into this Summary Prospectus.

Investment Objective
The Symetra DoubleLine® Emerging Markets Income Fund (the “Emerging Markets Fund” or the “Fund”) seeks total return through both income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Other Expenses(1)	1.34%
Total Annual Fund Operating Expenses(1)	2.24%
Less: Fee Waiver and Expense Reimbursement(2)	(1.26%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement(1)	0.98%
(1)
“Other Expenses,” “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement,” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests. “Other Expenses” also differ from the ratios shown in the Fund’s financial highlights due to the impact of the closure of several funds of Symetra Mutual Funds Trust (the “Trust”) as well as accounting for the Fund’s expenses over a full one-year period.

(2)
Symetra Investment Management, Inc. (the “Adviser”) has contractually agreed to waive 0.05% of its management fee (the “Fee Waiver”) and also agreed to pay Fund expenses in order to limit the Fund’s Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Emerging Markets Income Fund (the “Expense Cap”). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2014, and may be terminated before then only by the Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap and Fee Waiver only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$100	$579	$1,085	$2,476

Portfolio Turnover
The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period May 30, 2012 through December 31, 2012, the Fund’s portfolio turnover rate was 52.25% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions the Emerging Markets Fund pursues its investment objective by investing at least 80% of its net assets (plus the amount of borrowings for investment purposes) in debt securities of foreign issuers that are located in emerging market countries or whose securities are traded in emerging markets. The Fund generally maintains investments in securities of issuers in at least four emerging market countries. Nonetheless, the Fund is not a diversified mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”). In allocating investments among various emerging market countries, the Fund’s Sub-Adviser attempts to analyze various internal economic, market and political factors, including the following:  (1) public finance, (2) monetary policy, (3) external accounts, (4) financial markets, (5) regulation of foreign investments, (6) exchange rate policy, and (7) labor conditions.

An emerging market country is a country that, at the time the Emerging Markets Fund invests in the related debt instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

The Emerging Markets Fund may invest without limitation in lower-rated securities, commonly known as junk bonds, and may invest up to 20% of its assets in defaulted corporate securities when the Sub-Adviser believes that the restructured enterprise valuation or liquidation valuation may significantly exceed current market valuations. In addition, the Fund may invest in defaulted foreign government debt securities where the Sub-Adviser believes that the expected debt sustainability of the country exceeds current market valuations. In order to hedge the Fund’s portfolio, as well as for investment purposes, the Fund may purchase or sell options on securities in which it may invest and invest in interest rate futures contracts, options on interest rate futures contracts, structured notes, foreign currency futures contracts, foreign currency forward contracts and enter into swap agreements (including credit default swaps).

Under normal market conditions, the Emerging Markets Fund generally seeks a target weighted average effective duration of two to eight years, though actual duration may vary considerably from this target.

Portfolio securities may be sold at any time. Sales may occur when the Emerging Markets Fund’s portfolio manager perceives deterioration in the credit fundamentals of the issuer, the portfolio manager believes there are negative macro geo-political considerations that may affect the issuer, the portfolio manager determines to take advantage of a better investment opportunity or the individual security has reached the portfolio manager’s sell target.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Emerging Markets Fund. The following additional risks could affect the value of your investment:

•
Active Trading Risk. Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, as compared to a fund that trades less frequently, which may negatively affect Fund performance.

•
Credit Risk. The issuers of the bonds and other debt securities held by the Emerging Markets Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer by leading to greater volatility in the price of the security.

•	Defaulted Securities Risk. There is a high level of uncertainty regarding the repayment of defaulted securities and obligations of distressed issuers.

•
Derivatives Risk. Derivatives are securities, such as futures contracts, whose values are derived from those of other securities or indices. The Emerging Markets Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and Counterparty Credit Risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund’s volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•
Emerging Market Country Risk. Emerging markets countries are subject to magnified Foreign Investing Risk due to the greater degree of economic, political and social instability of emerging market countries as compared to developed countries.

•
Foreign Currency Risk. The U.S. dollar value of securities of foreign issuers traded in foreign currencies (and any dividends and interest earned) held by the Emerging Markets Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. The Fund does not hedge foreign currency risk.

•
Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

•
Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

•
Junk Bond Risk. Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Emerging Markets Fund. Junk bonds are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

•
Leveraging Risk. Certain investments by the Emerging Markets Fund may involve leverage, which may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•
Liquidity Risk. In certain circumstances, low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Emerging Markets Fund from selling securities or closing any derivative positions within a reasonable time at desirable prices. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

•
Management Risk. The Emerging Markets Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager’s management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

•
Market Risk. The prices of the securities in which the Emerging Markets Fund invests may decline for a number of reasons including in response to economic or political developments and perceptions about the creditworthiness of individual issuers or other issuer-specific events.

•
New Fund Risk. The Emerging Markets Fund recently commenced operations and has a limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size, the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

•
Non-diversification Risk. The Emerging Markets Fund is a non-diversified investment company. As such, it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. The Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.

Performance

When the Emerging Markets Fund has been in operation for a full calendar year, performance information will be shown here.

Management
Investment Advisers:  Symetra Investment Management, Inc. is the investment adviser of the Emerging Markets Fund. DoubleLine Capital LP is the sub-adviser to the Fund.

Portfolio Manager: The Fund is managed by the Portfolio Manager listed below:
Name	Title with DoubleLine Capital LP	Managed the Fund Since
Luz M. Padilla	Managing Director	Inception (May 2012)

Purchase and Sale of Fund Shares
The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Symetra Life and certain of its insurance company affiliates.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable variable annuity or variable life insurance contract (“Variable Contract”) through which you invest.

Tax Information
Under current law, owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the Variable Contract. For information concerning the federal tax consequences to the purchasers of a variable annuity contract, see the prospectus or other disclosure document for such Variable Contract.

Payments to Financial Intermediaries
None of the Trust, the Adviser, the Sub-Advisers, or the Distributor pay compensation to any party in connection with the sale or distribution of Trust shares or the Variable Contracts.  Neither do these parties direct portfolio transactions for the Fund to any broker-dealer or other party as compensation for promotion of the Trust or the Fund, or for sales or distribution of Trust shares or Variable Contracts.  Symetra Life and its affiliated life insurance companies, however, pay compensation of various types and amounts to intermediaries for the sale and/or distribution of the Variable Contracts and for various services to owners and prospective owners of the Variable Contracts, or to annuitants or beneficiaries under the Contracts.  These payments may cause an intermediary to recommend the Variable Contracts over another investment.  The Prospectus or offering memorandum for a Variable Contract provides information about such compensation.